Cash, restricted cash and cash equivalents	10 Months Ended	12 Months Ended
	Jan. 31, 2024	Mar. 31, 2023
Cash, restricted cash and cash equivalents
Cash, restricted cash and cash equivalents

6.Cash, restricted cash and cash equivalents

Cash and cash equivalents include the following amounts:

	January 31,	March 31,
	2024	2023
Unrestricted cash held with chartered banks	2,322,008	1,334,343
Restricted Cash	—	29,557
Total	2,322,008	1,363,890
●	unrestricted cash held with chartered banks and
●	the Company entered into a cash collateral agreement with a major chartered bank in Canada with regards to a credit facility against which the Company deposited $40,000 in a guaranteed investment certificate with the bank. Amounts are held in restricted cash on the statements of financial position.

5.Cash, restricted cash and cash equivalents

Cash and cash equivalents include the following amounts:

	March 31,	March 31,	March 31,
	2023	2022	2021
Unrestricted cash held with chartered banks	1,800,539	2,185,868	6,001,436
Held in trust for brokerage account	5,227	5,227	5,000
Restricted Cash	40,000	40,000	—
Total	1,845,776	2,231,095	6,006,436

●	an amount held in trust by a brokerage firm as security for foreign currency exchanges;
●	unrestricted cash held with chartered banks and
●	the Company entered into a cash collateral agreement with a major chartered bank in Canada with regards to a credit facility against which the Company deposited $40,000 in a guaranteed investment certificate with the bank. Amounts are held in restricted cash on the carve-out statements of financial position.